UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2013

Item 1. Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.4%
	BASIC MATERIALS – 1.5%
4,337	Minerals Technologies, Inc.	$199,502

	COMMUNICATIONS – 2.5%
1,486	Anixter International, Inc.*	123,397
35,299	Earthlink, Inc.	221,325
		344,722

	CONSUMER, CYCLICAL – 13.6%
4,685	Casey's General Stores, Inc.	310,288
7,366	Cato Corp. - Class A	207,353
2,366	G&K Services, Inc. - Class A	124,948
4,979	G-III Apparel Group Ltd.*	256,219
5,935	Jack in the Box, Inc.*	237,934
7,200	Rush Enterprises, Inc. - Class A*	179,424
8,100	Stage Stores, Inc.	202,176
4,257	Toro Co.	209,785
3,259	United Stationers, Inc.	134,890
		1,863,017

	CONSUMER, NON-CYCLICAL – 12.8%
7,136	Brink's Co.	190,745
10,125	Cardtronics, Inc.*	298,283
7,186	Greatbatch, Inc.*	271,631
6,247	Haemonetics Corp.*	263,749
3,350	Helen of Troy Ltd.*	142,308
3,440	Matthews International Corp. - Class A	133,059
2,525	Monro Muffler Brake, Inc.	108,600
977	Sanderson Farms, Inc.	69,015
3,801	TreeHouse Foods, Inc.*	269,833
		1,747,223

	ENERGY – 2.1%
3,312	CARBO Ceramics, Inc.	290,992

	FINANCIAL – 25.3%
15,848	American Equity Investment Life Holding Co.	288,434
5,545	Argo Group International Holdings Ltd.	247,584
4,965	Bank of the Ozarks, Inc.	237,228
5,715	BioMed Realty Trust, Inc. - REIT	118,072
4,982	DuPont Fabros Technology, Inc.	114,138
14,025	Education Realty Trust, Inc. - REIT	132,256
4,276	First Financial Bankshares, Inc.	263,615
13,847	FNB Corp.	175,026
7,421	Healthcare Realty Trust, Inc. - REIT	190,794
2,021	Home Properties, Inc. - REIT	128,960
1,854	Mid-America Apartment Communities, Inc. - REIT	125,238
5,250	PacWest Bancorp	185,955

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,627	PS Business Parks, Inc. - REIT	$192,480
9,872	Selective Insurance Group, Inc.	241,370
1,662	Signature Bank*	152,156
6,343	Tower Group, Inc.	138,721
3,500	UMB Financial Corp.	209,300
12,193	Umpqua Holdings Corp.	205,330
3,735	United Bankshares, Inc.	105,775
		3,452,432

	INDUSTRIAL – 25.6%
6,430	Barnes Group, Inc.	212,190
13,750	Blount International, Inc.*	181,225
5,036	Bristow Group, Inc.	342,498
11,247	Calgon Carbon Corp.*	201,659
3,337	CLARCOR, Inc.	183,468
3,693	EnPro Industries, Inc.*	209,873
12,585	Fabrinet*	186,384
4,423	Franklin Electric Co., Inc.	164,801
5,216	GATX Corp.	235,659
7,800	Gulfmark Offshore, Inc. - Class A	384,150
6,550	Kaydon Corp.	190,474
12,000	Knight Transportation, Inc.	203,640
5,275	Koppers Holdings, Inc.	203,879
3,460	Old Dominion Freight Line, Inc.*	151,133
6,880	Plexus Corp.*	240,594
4,507	Zebra Technologies Corp. - Class A*	208,088
		3,499,715

	TECHNOLOGY – 6.9%
6,519	Diodes, Inc.*	178,686
8,188	j2 Global Communications, Inc.	374,765
9,137	Progress Software Corp.*	233,816
9,152	SYKES Enterprises, Inc.*	160,709
		947,976

	UTILITIES – 6.1%
4,579	Avista Corp.	131,784
3,322	Black Hills Corp.	176,232
6,362	Cleco Corp.	308,621
4,943	NorthWestern Corp.	208,594
		825,231

	TOTAL COMMON STOCKS (Cost $11,079,804)	13,170,810

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2013 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 3.6%
498,350	Fidelity Institutional Government Portfolio, 0.01%1	$498,350

	TOTAL SHORT-TERM INVESTMENTS (Cost $498,350)	498,350

	TOTAL INVESTMENTS – 100.0% (Cost $11,578,154)	13,669,160
	Other Assets in Excess of liabilities – 0.0%	1,664

	TOTAL NET ASSETS – 100.0%	$13,670,824

REIT – Real Estate Investment Trust

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2013 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A Shares commenced investment operations on November 9, 2011. The Fund’s Class I Shares commenced investment operations on March 16, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At July 31, 2013, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2013 (Unaudited)

Cost of investments	$11,578,807

Gross unrealized appreciation	$2,197,849
Gross unrealized depreciation	(107,496)

Net unrealized appreciation on investments	$2,090,353

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chartwell Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$13,170,810	$-	$-	$13,170,810
Short-Term Investments	498,350	-	-	498,350
Total Investments	$13,669,160	$-	$-	$13,669,160

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Chartwell Small Cap Value Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	9/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	9/30/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	9/30/13

* Print the name and title of each signing officer under his or her signature.